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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment            [_] Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Austin I LLC
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-14910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, Austin I LLC
Phone:   (212) 303-1668


Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.          New York, NY              August 14, 2012
_______________________     ________________________    _______________________
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: 0           (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

Column 1           Column 2    Column 3  Column 4         Column 5             Column 6  Column 7      Column 8
--------        -------------- -------- ---------- -----------------------    ---------- -------- ------------------
                                                                                                   Voting Authority
                                          Value    Shrs or                    Investment  Other   ------------------
Name of Issuer  Title of Class  Cusip   (X $1,000) prn amt  SH/PRN   Put/Call Discretion Managers Sole     Shared   None
--------------  -------------- -------- ---------- -------  ------   -------- ---------- -------- -----    ------   -----

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.